Commitments and Contingencies	12 Months Ended
May 03, 2014
Commitments and Contingencies
16.	Commitments and Contingencies

The Company leases retail stores, warehouse facilities, office space and equipment. Substantially all of the B&N Retail stores are leased under noncancelable agreements, which expire at various dates through 2036 with various renewal options for additional periods. The agreements, which have been classified as operating leases, generally provide for both minimum and percentage rentals and require the Company to pay insurance, taxes and other maintenance costs. Percentage rentals are based on sales performance in excess of specified minimums at various stores.

B&N College’s contracts are typically for five to ten years, although some extend beyond ten years. Many contracts have a 90 to 120 day cancellation right by B&N College, or by the college or university, without penalty.

The Company leases office space in New York, New York and Palo Alto, California for its NOOK operations (Note 21).

Rental expense under operating leases is as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Minimum rentals	$424,952	413,751	382,386
Percentage rentals	98,467	101,960	107,127

	$523,419	515,711	489,513

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, under B&N College and NOOK leases as of May 3, 2014 are:

Fiscal Year	(a)
2015	$421,268
2016	374,803
2017	328,928
2018	258,375
2019	193,103
After 2019	364,624

$1,941,101

(a)	Includes B&N College capital lease obligations of $232, $232, $39, $0, $0 and $0 for 2015, 2016, 2017, 2018, 2019 and after 2019, respectively.

The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is reflected in other long-term liabilities and accrued liabilities in the accompanying balance sheets.

On June 26, 2008, the Company exercised its purchase option under a lease on one of its distribution facilities located in South Brunswick, New Jersey from the New Jersey Economic Development Authority. Under the terms of the lease expiring in June 2011, the Company purchased the distribution facility and equipment for approximately $21,000. Subsequently, on December 29, 2011, the Company sold the distribution facility in South Brunswick, New Jersey for $18,000, which resulted in a loss of $2,178.

Purchase obligations, which includes hardware and software maintenance contracts and inventory purchase commitments, as of May 3, 2014 are as follows:

Less Than 1 Year	$205,281
1-3 Years	72,975
3-5 Years	273
More Than 5 Years	—

Total	$278,529